Financial Risk Management - Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	₩ 1,570,630
Trade accounts and notes payable	4,061,684	₩ 4,814,055
Other Accounts Payable	2,309,929
Other accounts payable (enterprise procurement cards)	935,739
Long-term other accounts payable	508,194
Security deposits received	191,735
Lease liabilities	77,803
Derivatives	29,418
Financial liabilities	24,359,595
6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	338,815
Trade accounts and notes payable	3,523,098
Other Accounts Payable	2,231,832
Other accounts payable (enterprise procurement cards)	935,739
Lease liabilities	26,733
Derivatives	(1,637)
Financial liabilities	11,383,925
6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	16,956
Trade accounts and notes payable	538,586
Other Accounts Payable	78,097
Security deposits received	2,262
Lease liabilities	16,995
Derivatives	10,741
Financial liabilities	1,929,884
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	400,764
Long-term other accounts payable	103,450
Security deposits received	8,463
Lease liabilities	18,552
Derivatives	3,024
Financial liabilities	3,670,178
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	727,752
Long-term other accounts payable	245,064
Security deposits received	181,010
Lease liabilities	10,743
Derivatives	17,290
Financial liabilities	6,773,162
More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	86,343
Long-term other accounts payable	159,680
Lease liabilities	4,780
Financial liabilities	602,446
Unsecured bank borrowings [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	14,674,463
Unsecured bank borrowings [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	4,329,345
Unsecured bank borrowings [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	1,266,247
Unsecured bank borrowings [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	3,135,925
Unsecured bank borrowings [member] | 2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	5,591,303
Unsecured bank borrowings [member] | More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	351,643
Carrying amount [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	13,542,664
Bonds	1,448,746
Trade accounts and notes payable	4,061,684
Other Accounts Payable	2,307,190
Other accounts payable (enterprise procurement cards)	935,739
Long-term other accounts payable	435,232
Security deposits received	146,788
Lease liabilities	72,788
Derivatives	47,408
Financial liabilities	₩ 22,998,239